Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–65.14%
Australia–3.30%
BHP Group Ltd.	3,807	$126,566
BHP Group PLC	3,444	94,625
Brambles Ltd.	2,845	23,088
Coles Group Ltd.	990	13,745
Fortescue Metals Group Ltd.	5,536	91,720
Glencore PLC(a)	7,754	26,078
Goodman Group	851	11,470
Macquarie Group Ltd.	28	2,798
Newcrest Mining Ltd.	307	5,803
Rio Tinto Ltd.	962	80,633
Rio Tinto PLC	1,911	146,044
Telstra Corp. Ltd.	4,965	11,795
Wesfarmers Ltd.	1,013	42,127
Woolworths Group Ltd.	879	27,360
		703,852
Austria–0.04%
OMV AG	223	9,343
Belgium–0.39%
Anheuser-Busch InBev S.A./N.V.	948	59,536
Groupe Bruxelles Lambert S.A.	56	5,551
KBC Group N.V.(a)	98	6,851
UCB S.A.	98	10,164
		82,102
Brazil–1.68%
Ambev S.A.	1,900	5,247
B2W Cia Digital(a)	200	3,009
B3 S.A. - Brasil, Bolsa, Balcao	5,400	59,020
Banco Bradesco S.A., Preference Shares	2,020	9,134
Banco do Brasil S.A.	500	3,094
CCR S.A.	1,400	3,101
Gerdau S.A., Preference Shares	1,100	4,674
Itau Unibanco Holding S.A., Preference Shares	700	3,626
Localiza Rent a Car S.A.	400	4,670
Lojas Renner S.A.	300	2,274
Magazine Luiza S.A.	7,500	34,639
Natura & Co. Holding S.A.(a)	700	6,277
Petroleo Brasileiro S.A., Preference Shares	11,800	57,562
Suzano S.A.(a)	500	5,670
Vale S.A.	6,800	109,307
WEG S.A.	2,100	32,160
XP, Inc., Class A(a)	349	15,230
		358,694
Chile–0.06%
Falabella S.A.	1,707	5,844
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	139	7,027
		12,871
Shares		Value
China–12.02%
Agricultural Bank of China Ltd., H Shares	8,000	$2,902
Alibaba Group Holding Ltd., ADR(a)	1,562	396,482
Alibaba Health Information Technology Ltd.(a)	4,000	12,478
Anhui Conch Cement Co. Ltd., H Shares	1,000	5,931
ANTA Sports Products Ltd.	1,000	16,662
Autohome, Inc., ADR	84	9,259
Baidu, Inc., ADR(a)	446	104,819
Bank of China Ltd., H Shares	30,000	10,190
Bank of Communications Co. Ltd., H Shares	13,000	7,027
BeiGene Ltd., ADR(a)	153	48,960
Bilibili, Inc., ADR(a)	237	26,992
BOC Hong Kong Holdings Ltd.	1,500	4,505
Brilliance China Automotive Holdings Ltd.	4,000	3,148
BYD Co. Ltd., H Shares	2,500	76,033
China Construction Bank Corp., H Shares	48,000	36,466
China Feihe Ltd.(b)	4,000	11,982
China Galaxy Securities Co. Ltd., H Shares	7,500	4,505
China Life Insurance Co. Ltd., H Shares	16,000	34,058
China Literature Ltd.(a)(b)	600	5,709
China Mengniu Dairy Co. Ltd.(a)	2,000	11,975
China Merchants Bank Co. Ltd., H Shares	10,000	77,220
China Minsheng Banking Corp. Ltd., H Shares	6,000	3,428
China Overseas Land & Investment Ltd.	5,000	11,334
China Pacific Insurance (Group) Co. Ltd., H Shares	4,600	18,970
China Petroleum & Chemical Corp., H Shares	18,000	8,570
China Resources Beer Holdings Co. Ltd.	2,000	17,794
China Shenhua Energy Co. Ltd., H Shares	2,000	3,699
China Tower Corp. Ltd., H Shares(b)	28,000	4,069
CITIC Securities Co. Ltd., H Shares	5,000	10,951
Country Garden Services Holdings Co. Ltd.	2,000	16,292
CSPC Pharmaceutical Group Ltd.	6,640	6,772
ENN Energy Holdings Ltd.	500	7,744
GDS Holdings Ltd., ADR(a)	112	11,599
Geely Automobile Holdings Ltd.	5,000	18,151
GF Securities Co. Ltd., H Shares	2,400	3,514
Great Wall Motor Co. Ltd., H Shares	11,000	34,530
GSX Techedu, Inc., ADR(a)	195	20,477
Haier Smart Home Co. Ltd., H Shares(a)	1,600	6,624
Huazhu Group Ltd., ADR	181	8,779
Industrial & Commercial Bank of China Ltd., H Shares	37,000	23,701
Innovent Biologics, Inc.(a)(b)	2,500	28,415
JD.com, Inc., ADR(a)	2,162	191,748
Lenovo Group Ltd.	12,000	14,102
Li Ning Co. Ltd.	4,500	28,335
Longfor Group Holdings Ltd.(b)	1,000	5,632
Meituan Dianping, B Shares(a)	4,300	196,132
Momo, Inc., ADR	377	5,761
NetEase, Inc., ADR	982	112,920
New China Life Insurance Co. Ltd., H Shares	1,800	6,693
New Oriental Education & Technology Group, Inc., ADR(a)	293	49,078
Nongfu Spring Co. Ltd., H Shares(a)(b)	1,000	7,563

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
PetroChina Co. Ltd., H Shares	26,000	$7,895
Pinduoduo, Inc., ADR(a)	1,171	194,046
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,500	17,692
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,000	7,452
Shenzhou International Group Holdings Ltd.	700	13,842
Shimao Group Holdings Ltd.	1,000	2,915
Sino Biopharmaceutical Ltd.	9,500	8,854
Sinopharm Group Co. Ltd., H Shares	1,200	2,932
Sunny Optical Technology Group Co. Ltd.	400	10,457
TAL Education Group, ADR(a)	181	13,915
Tencent Holdings Ltd.	3,300	288,892
Tencent Music Entertainment Group, ADR(a)	920	24,472
Trip.com Group Ltd., ADR(a)	112	3,565
Vipshop Holdings Ltd., ADR(a)	404	11,078
Weichai Power Co. Ltd., H Shares	2,000	5,944
Wilmar International Ltd.	1,800	7,138
WuXi AppTec Co. Ltd., H Shares(b)	300	7,136
Wuxi Biologics Cayman, Inc.(a)(b)	6,500	90,929
Yihai International Holding Ltd.(a)	1,000	16,412
Yum China Holdings, Inc.	209	11,852
Zhongsheng Group Holdings Ltd.	1,000	5,851
Zijin Mining Group Co. Ltd., H Shares	8,000	8,882
ZTO Express Cayman, Inc., ADR	363	12,008
		2,564,839
Colombia–0.03%
Interconexion Electrica S.A. ESP	952	6,151
Denmark–1.80%
AP Moller - Maersk A/S, Class B	14	28,966
Carlsberg A/S, Class B	28	4,104
Coloplast A/S, Class B	98	14,641
Danske Bank A/S(a)	753	12,899
DSV Panalpina A/S	112	17,467
Genmab A/S(a)	44	17,541
Novo Nordisk A/S, Class B	2,831	196,912
Novozymes A/S, Class B	181	10,873
Orsted A/S(b)	167	31,559
Vestas Wind Systems A/S	227	48,573
		383,535
Finland–0.42%
Fortum OYJ	307	7,439
Kone OYJ, Class B	237	18,631
Neste OYJ	293	20,702
Nokia OYJ(a)	5,773	27,673
UPM-Kymmene OYJ	418	14,907
		89,352
France–4.22%
Air Liquide S.A.	293	47,880
AXA S.A.	823	18,199
BNP Paribas S.A.(a)	669	32,220
Bouygues S.A.	279	10,964
Bureau Veritas S.A.(a)	112	2,945
Capgemini SE	106	15,349
Carrefour S.A.	725	12,259
Cie de Saint-Gobain	641	31,908
Shares		Value
France–(continued)
Cie Generale des Etablissements Michelin S.C.A.	153	$21,121
Credit Agricole S.A.(a)	934	10,609
Danone S.A.	307	20,454
Dassault Systemes SE	28	5,598
Electricite de France S.A.(a)	641	7,979
ENGIE S.A.(a)	1,743	27,076
Gecina S.A.	112	15,971
Hermes International	28	28,599
Kering S.A.	56	36,748
Legrand S.A.	112	10,304
L’Oreal S.A.	195	68,352
LVMH Moet Hennessy Louis Vuitton SE	98	59,172
Orange S.A.	1,618	19,024
Pernod Ricard S.A.	84	15,854
Sanofi	1,060	99,591
Sartorius Stedim Biotech	56	23,449
Schneider Electric SE	683	100,126
Societe Generale S.A.(a)	1,548	28,927
Thales S.A.	70	6,291
TOTAL SE	1,325	55,936
Veolia Environnement S.A.	279	7,459
Vinci S.A.	558	51,774
Vivendi S.A.	293	8,990
		901,128
Germany–3.82%
adidas AG(a)	139	44,182
Allianz SE	237	53,725
BASF SE	892	69,199
Bayer AG	725	43,925
Bayerische Motoren Werke AG	126	10,707
Beiersdorf AG	28	3,072
Continental AG	98	13,776
Daimler AG	474	33,428
Delivery Hero SE(a)(b)	56	8,523
Deutsche Bank AG(a)	1,171	11,926
Deutsche Post AG	920	45,527
Deutsche Telekom AG	2,134	38,056
Deutsche Wohnen SE	892	44,229
Evonik Industries AG	948	31,304
Fresenius Medical Care AG & Co. KGaA	209	16,964
Fresenius SE & Co. KGaA	725	32,357
Henkel AG & Co. KGaA, Preference Shares	126	13,087
Infineon Technologies AG	572	23,005
Knorr-Bremse AG	42	5,572
Merck KGaA	223	37,266
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84	22,332
RWE AG	181	7,789
SAP SE	237	30,170
Sartorius AG, Preference Shares	84	41,876
Siemens AG	418	64,734
Volkswagen AG, Preference Shares	279	53,051
Vonovia SE	223	14,935
		814,717
Hong Kong–1.68%
AIA Group Ltd.	7,200	88,217
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Hong Kong–(continued)
CK Asset Holdings Ltd.	5,500	$27,888
CK Hutchison Holdings Ltd.	4,000	27,742
CK Infrastructure Holdings Ltd.	500	2,668
CLP Holdings Ltd.	500	4,683
Henderson Land Development Co. Ltd.	1,000	4,094
Hong Kong & China Gas Co. Ltd. (The)	7,850	11,256
Hong Kong Exchanges & Clearing Ltd.	2,000	128,475
Hongkong Land Holdings Ltd.	2,100	9,721
Link REIT	1,900	16,747
MTR Corp. Ltd.	500	2,904
Sun Hung Kai Properties Ltd.	1,500	20,650
WH Group Ltd.	8,500	6,947
Wharf Real Estate Investment Co. Ltd.	1,000	5,333
		357,325
Indonesia–0.15%
PT Astra International Tbk	11,000	4,790
PT Bank Central Asia Tbk	2,800	6,752
PT Telekomunikasi Indonesia (Persero) Tbk	79,600	17,575
PT United Tractors Tbk	2,200	3,570
		32,687
Ireland–0.32%
CRH PLC	209	8,607
Flutter Entertainment PLC(a)	265	49,278
Kerry Group PLC, Class A	84	11,394
		69,279
Israel–0.02%
Check Point Software Technologies Ltd.(a)	28	3,577
Italy–0.74%
Assicurazioni Generali S.p.A.	879	15,017
Atlantia S.p.A.(a)	530	8,418
Enel S.p.A.	4,686	46,530
Eni S.p.A.	3,375	34,069
Ferrari N.V.	42	8,770
Intesa Sanpaolo S.p.A.(a)	9,078	19,859
Poste Italiane S.p.A.(b)	544	5,327
UniCredit S.p.A.(a)	2,092	19,130
		157,120
Japan–11.33%
Aeon Co. Ltd.	700	21,953
Ajinomoto Co., Inc.	400	9,430
Asahi Group Holdings Ltd.	200	8,140
Asahi Kasei Corp.	400	4,483
Astellas Pharma, Inc.	1,500	24,332
Bridgestone Corp.	800	29,692
Canon, Inc.	800	17,646
Central Japan Railway Co.	100	14,473
Chubu Electric Power Co., Inc.	900	11,004
Chugai Pharmaceutical Co. Ltd.	600	31,692
Dai-ichi Life Holdings, Inc.	1,700	26,251
Daiichi Sankyo Co. Ltd.	700	22,554
Daikin Industries Ltd.	200	42,581
Denso Corp.	600	33,422
East Japan Railway Co.	200	13,538
Eisai Co. Ltd.	200	14,660
FANUC Corp.	200	52,521
Shares		Value
Japan–(continued)
FUJIFILM Holdings Corp.	200	$11,463
Fujitsu Ltd.	200	30,456
Hitachi Ltd.	400	16,522
Honda Motor Co. Ltd.	1,600	42,307
Hoya Corp.	400	51,153
INPEX Corp.	3,700	21,777
ITOCHU Corp.	1,600	45,933
Japan Post Holdings Co. Ltd.	1,100	8,774
Japan Tobacco, Inc.	900	17,884
Kao Corp.	400	29,114
KDDI Corp.	1,800	53,004
Keyence Corp.	110	59,174
Kirin Holdings Co. Ltd.	500	10,755
Komatsu Ltd.	700	19,290
Kubota Corp.	500	11,019
Kyocera Corp.	300	19,257
M3, Inc.	600	50,307
MEIJI Holdings Co. Ltd.	100	6,814
Mitsubishi Corp.	1,900	48,205
Mitsubishi Electric Corp.	1,000	15,290
Mitsubishi Estate Co. Ltd.	500	7,979
Mitsubishi UFJ Financial Group, Inc.	10,400	46,858
Mitsui & Co. Ltd.	1,500	27,866
Mitsui Fudosan Co. Ltd.	400	8,219
Mizuho Financial Group, Inc.	1,370	18,275
MS&AD Insurance Group Holdings, Inc.	500	14,480
Murata Manufacturing Co. Ltd.	400	38,524
Nexon Co. Ltd.	200	6,080
Nidec Corp.	1,020	135,465
Nintendo Co. Ltd.	200	115,589
Nippon Paint Holdings Co. Ltd.	300	27,064
Nippon Telegraph & Telephone Corp.	4,000	99,712
Nissan Motor Co. Ltd.(a)	1,100	5,623
Nitori Holdings Co. Ltd.	100	19,811
Nomura Holdings, Inc.	3,300	17,488
NTT Data Corp.	300	4,328
Olympus Corp.	1,200	21,735
Ono Pharmaceutical Co. Ltd.	600	17,968
Oriental Land Co. Ltd.	100	15,656
ORIX Corp.	1,400	22,698
Otsuka Holdings Co. Ltd.	300	12,832
Panasonic Corp.	1,400	18,147
Recruit Holdings Co. Ltd.	1,600	69,712
Renesas Electronics Corp.(a)	800	9,136
Secom Co. Ltd.	100	9,079
Sekisui House Ltd.	1,300	25,150
Seven & i Holdings Co. Ltd.	800	30,387
Shin-Etsu Chemical Co. Ltd.	100	17,414
Shionogi & Co. Ltd.	300	16,322
Shiseido Co. Ltd.	100	6,562
SMC Corp.	50	30,347
Softbank Corp.	2,000	26,245
SoftBank Group Corp.	600	46,224
Sompo Holdings, Inc.	300	11,992
Sony Corp.	800	76,556
Subaru Corp.	300	5,782
Sumitomo Corp.	1,300	17,286
Sumitomo Mitsui Financial Group, Inc.	1,700	52,915
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Japan–(continued)
Sumitomo Mitsui Trust Holdings, Inc.	300	$9,114
Sumitomo Realty & Development Co. Ltd.	100	3,034
Suzuki Motor Corp.	100	4,518
Sysmex Corp.	200	23,313
Takeda Pharmaceutical Co. Ltd.	1,038	36,395
Terumo Corp.	200	7,823
Tokio Marine Holdings, Inc.	300	14,982
Tokyo Electron Ltd.	100	38,143
Tokyo Gas Co. Ltd.	1,100	24,034
Toyota Industries Corp.	100	7,889
Toyota Motor Corp.	1,500	104,890
Unicharm Corp.	300	13,419
Z Holdings Corp.	4,600	28,457
		2,416,387
Macau–0.04%
Galaxy Entertainment Group Ltd.	1,000	7,768
Malaysia–0.23%
Axiata Group Bhd.	8,800	7,268
Hartalega Holdings Bhd.	8,500	27,001
Petronas Chemicals Group Bhd.	3,100	5,146
Petronas Gas Bhd.	1,100	4,365
Sime Darby Bhd.	11,100	6,047
		49,827
Mexico–0.34%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	56	3,811
Grupo Bimbo S.A.B. de C.V., Series A	2,000	3,758
Grupo Elektra S.A.B. de C.V.	70	4,733
Grupo Mexico S.A.B. de C.V., Class B	3,300	14,141
Industrias Penoles S.A.B. de C.V.	400	5,986
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,773	39,204
		71,633
Netherlands–2.40%
Adyen N.V.(a)(b)	28	58,343
Akzo Nobel N.V.	98	9,936
ASML Holding N.V.	321	170,908
EXOR N.V.	251	18,675
Heineken Holding N.V.	126	11,054
ING Groep N.V.(a)	2,245	19,941
Koninklijke Ahold Delhaize N.V.	1,938	55,458
Koninklijke DSM N.V.	153	26,719
Koninklijke KPN N.V.	3,905	12,201
Koninklijke Philips N.V.(a)	753	41,039
NXP Semiconductors N.V.	335	53,757
Prosus N.V.(a)	126	14,640
Wolters Kluwer N.V.	237	19,671
		512,342
Norway–0.12%
DNB ASA(a)	453	8,843
Equinor ASA	460	8,225
Telenor ASA	544	9,006
		26,074
Peru–0.02%
Credicorp Ltd.	28	4,209
Shares		Value
Philippines–0.07%
Ayala Corp.	530	$8,502
Ayala Land, Inc.	7,800	6,117
		14,619
Poland–0.10%
CD Projekt S.A.(a)	56	4,577
KGHM Polska Miedz S.A.(a)	279	13,942
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,538	3,833
		22,352
Russia–0.72%
Gazprom PJSC, ADR	1,534	8,575
LUKOIL PJSC, ADR(c)	254	17,995
LUKOIL PJSC, ADR(c)	25	1,783
Magnit PJSC, GDR(b)	363	5,416
MMC Norilsk Nickel PJSC, ADR	223	7,205
Novatek PJSC, GDR(b)	28	4,656
Polyus PJSC, GDR(b)	181	17,113
Rosneft Oil Co. PJSC, GDR(b)	1,311	8,126
Sberbank of Russia PJSC, ADR	2,803	38,429
Severstal PAO, GDR(b)	234	3,919
Surgutneftegas PJSC, ADR	2,524	11,106
Tatneft PJSC, ADR	91	3,568
Yandex N.V., Class A(a)	404	25,307
		153,198
Singapore–0.09%
CapitaLand Ltd.	1,200	2,884
Oversea-Chinese Banking Corp. Ltd.	1,400	10,811
Singapore Telecommunications Ltd.	3,100	5,505
		19,200
South Africa–0.72%
Absa Group Ltd.	572	4,293
Anglo American PLC	1,701	55,936
Discovery Ltd.	1,422	12,047
FirstRand Ltd.	1,018	3,188
Gold Fields Ltd.	2,092	19,893
Naspers Ltd., Class N	209	47,972
Shoprite Holdings Ltd.	837	7,706
Standard Bank Group Ltd.	363	3,013
		154,048
South Korea–2.47%
Celltrion, Inc.(a)	84	24,345
Hyundai Mobis Co. Ltd.	98	27,605
Hyundai Motor Co.	126	25,548
KB Financial Group, Inc.(a)	892	32,266
Kia Motors Corp.	181	13,262
LG Chem Ltd.	70	57,064
LG Corp.	42	3,708
LG Household & Health Care Ltd.	6	8,339
NAVER Corp.	251	76,996
POSCO	42	9,249
Samsung Biologics Co. Ltd.(a)(b)	14	9,889
Samsung Electronics Co. Ltd.	2,468	180,119
Samsung SDS Co. Ltd.	42	7,345
SK Holdings Co. Ltd.	14	3,873
SK Hynix, Inc.	321	34,941
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
South Korea–(continued)
SK Telecom Co. Ltd.	56	$12,219
		526,768
Spain–1.13%
Aena SME S.A.(a)(b)	56	8,590
Amadeus IT Group S.A.	377	23,864
Banco Bilbao Vizcaya Argentaria S.A.	4,016	18,289
Banco Santander S.A.(a)	13,123	38,381
CaixaBank S.A.(a)	1,785	4,512
Cellnex Telecom S.A.(b)	112	6,562
Endesa S.A.	404	10,332
Ferrovial S.A.	335	8,040
Iberdrola S.A.	3,640	49,365
Industria de Diseno Textil S.A.	349	10,354
Naturgy Energy Group S.A.	432	11,153
Repsol S.A.	1,478	14,490
Siemens Gamesa Renewable Energy S.A., Class R	335	13,706
Telefonica S.A.(a)	5,467	23,496
		241,134
Sweden–1.12%
Atlas Copco AB, Class A	377	20,522
Epiroc AB, Class A	1,004	19,271
Essity AB, Class B	195	6,220
Hennes & Mauritz AB, Class B	271	5,772
Hexagon AB, Class B	84	7,350
Investor AB, Class B	641	47,005
Sandvik AB(a)	1,395	34,762
Skandinaviska Enskilda Banken AB, Class A(a)	544	5,943
Telefonaktiebolaget LM Ericsson, Class B	3,375	42,636
Telia Co. AB	2,259	9,902
Volvo AB, Class B(a)	1,632	40,334
		239,717
Switzerland–4.46%
ABB Ltd.	753	22,224
Credit Suisse Group AG	1,144	15,077
EMS-Chemie Holding AG	15	14,140
Geberit AG	28	17,138
Givaudan S.A.	4	16,144
Kuehne + Nagel International AG	28	6,378
LafargeHolcim Ltd.(a)	349	18,838
Lonza Group AG	56	35,823
Nestle S.A.	2,078	232,791
Novartis AG	2,134	193,031
Partners Group Holding AG	28	33,119
Roche Holding AG	544	187,507
Schindler Holding AG, PC	29	7,661
Sika AG	139	37,803
STMicroelectronics N.V.	251	10,122
Swatch Group AG (The), BR	42	12,104
Swiss Re AG	223	19,676
Swisscom AG	14	7,625
UBS Group AG	2,482	35,831
Zurich Insurance Group AG	70	27,868
		950,900
Shares		Value
Taiwan–3.98%
ASE Technology Holding Co. Ltd., ADR	1,586	$10,563
Asustek Computer, Inc.	2,000	20,505
Cathay Financial Holding Co. Ltd.	18,000	25,677
Chunghwa Telecom Co. Ltd., ADR	488	18,886
Delta Electronics, Inc.	3,000	30,326
Far EasTone Telecommunications Co. Ltd.	2,000	4,287
Hon Hai Precision Industry Co. Ltd.	15,000	59,839
MediaTek, Inc.	3,000	94,032
Nanya Technology Corp.	1,000	2,841
Pegatron Corp.	5,000	14,017
Quanta Computer, Inc.	4,000	11,503
Sea Ltd., ADR(a)	446	96,653
Taiwan Cement Corp.	3,200	4,591
Taiwan Cooperative Financial Holding Co. Ltd.	20,600	14,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,747	333,815
Uni-President Enterprises Corp.	2,000	4,862
United Microelectronics Corp., ADR	9,553	86,455
Yuanta Financial Holding Co. Ltd.	23,600	16,791
		849,743
Tanzania–0.03%
AngloGold Ashanti Ltd.	307	7,268
Turkey–0.09%
BIM Birlesik Magazalar A.S.	604	5,925
Eregli Demir ve Celik Fabrikalari TAS	6,708	13,052
		18,977
United Kingdom–4.19%
Associated British Foods PLC(a)	139	4,028
AstraZeneca PLC	502	51,252
Aviva PLC	5,188	23,705
BAE Systems PLC	2,301	14,553
Barclays PLC	9,427	17,246
BP PLC	13,109	48,714
British American Tobacco PLC	2,496	90,844
BT Group PLC	15,437	26,538
Coca-Cola European Partners PLC	195	9,062
Diageo PLC	1,422	57,384
Experian PLC	865	30,254
GlaxoSmithKline PLC	3,026	56,214
Imperial Brands PLC	1,785	35,924
Legal & General Group PLC	5,578	18,618
Lloyds Banking Group PLC(a)	64,079	28,758
London Stock Exchange Group PLC	223	26,517
National Grid PLC	2,050	23,830
Natwest Group PLC	3,793	7,624
Prudential PLC	1,548	24,816
Reckitt Benckiser Group PLC	586	49,766
RELX PLC	781	19,373
Royal Dutch Shell PLC, Class A	3,319	60,397
Smith & Nephew PLC	711	14,973
SSE PLC	377	7,654
Standard Chartered PLC	2,970	18,034
Tesco PLC	5,494	17,990
Unilever PLC	1,018	59,337
Vodafone Group PLC	29,299	50,109
		893,514
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
United States–0.80%
Atlassian Corp. PLC, Class A(a)	98	$22,651
Ferguson PLC	474	55,148
JBS S.A.	800	3,536
Spotify Technology S.A.(a)	167	52,605
Stellantis N.V.(c)	1,576	23,925
Stellantis N.V.(c)	850	12,908
		170,773
Vietnam–0.00%
Vietnam Dairy Products JSC	2	9
Total Common Stocks & Other Equity Interests (Cost $11,045,720)		13,897,032
Preferred Stocks–0.90%
Multinational–0.90%
Harambee Re Ltd., Pfd.(d)	1,788	6,131
Lion Rock Re Ltd., Pfd.(d)	25	19,718
Lorenz Re Ltd., Pfd.(d)	150	17,038
Mt. Logan Re Ltd., Pfd.(d)	116	104,289
NCM Re Ltd., Pfd.(d)	1,361	23,962
Thopas Re Ltd., Pfd.(d)	95	12,406
Turing Re Ltd., Series 2019-1, Pfd.(b)(d)	886	6,563
Viribus Re Ltd., Pfd.(d)	38,090	2,778
Total Preferred Stocks (Cost $273,540)		192,885
Principal Amount
Event-Linked Bonds–0.42%
Multinational–0.42%
Alturas RE Segregated Account, Catastrophe Linked Notes,0.00%, 12/31/2022(b)(d)(e)	$1,000	3,112
Principal Amount		Value
Multinational–(continued)
Eden RE II Ltd., Class A, Catastrophe Linked Notes,0.00%, 03/22/2023(b)(d)(e)	$720	$8,312
Limestone Re Ltd., Class A, Catastrophe Linked Notes,0.00%, 09/09/2022(b)(d)(e)	1,175	12,853
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes,0.00%, 03/01/2024(b)(d)(e)	120,000	52,275
Versutus Re Ltd., Catastrophe Linked Notes,0.00%, 12/31/2022(d)(e)	11,560	12,133
Total Event-Linked Bonds (Cost $134,455)		88,685
Shares
Money Market Funds–24.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	1,803,220	1,803,220
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(f)(g)	1,287,441	1,287,957
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	2,060,822	2,060,822
Total Money Market Funds (Cost $5,151,990)		5,151,999
TOTAL INVESTMENTS IN SECURITIES—90.61% (Cost $16,605,705)		19,330,601
OTHER ASSETS LESS LIABILITIES–9.39%		2,002,882
NET ASSETS–100.00%		$21,333,483
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
GDR	– Global Depositary Receipt
PC	– Participation Certificate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $412,573, which represented 1.93% of the Fund’s Net Assets.
(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$507,570	$2,238,697	$(943,047)	$-	$-	$1,803,220	$61
Invesco Liquid Assets Portfolio, Institutional Class	362,484	1,599,069	(673,605)	45	(36)	1,287,957	122
Invesco Treasury Portfolio, Institutional Class	580,080	2,558,510	(1,077,768)	-	-	2,060,822	29
Total	$1,450,134	$6,396,276	$(2,694,420)	$45	$(36)	$5,151,999	$212

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	17	March-2021	$1,328,040	$(4,001)	$(4,001)
Equity Risk
S&P/TSX 60 Index	8	March-2021	1,280,125	(23,166)	(23,166)
Total Futures Contracts				$(27,167)	$(27,167)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Notes	1 Month USD LIBOR + 76 bps	Monthly	390	March—2021	$777,773	$—	$667	$667
Subtotal — Appreciation								—	667	667
Equity Risk
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 40 bps	Monthly	1,378	April—2021	2,885,877	—	(47,128)	(47,128)
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 38 bps	Monthly	1,200	March—2021	2,517,120	—	(45,060)	(45,060)
Subtotal — Depreciation								—	(92,188)	(92,188)
Total — Total Return Swap Agreements								$—	$(91,521)	$(91,521)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
LIBOR	—London Interbank Offered Rate
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$703,852	$—	$703,852
Austria	—	9,343	—	9,343
Belgium	—	82,102	—	82,102
Brazil	358,694	—	—	358,694
Chile	12,871	—	—	12,871
China	1,264,434	1,300,405	—	2,564,839
Colombia	6,151	—	—	6,151
Denmark	—	383,535	—	383,535
Finland	—	89,352	—	89,352
France	—	901,128	—	901,128
Germany	—	814,717	—	814,717
Hong Kong	—	357,325	—	357,325
Indonesia	—	32,687	—	32,687
Ireland	—	69,279	—	69,279
Israel	3,577	—	—	3,577
Italy	—	157,120	—	157,120
Japan	—	2,416,387	—	2,416,387
Macau	—	7,768	—	7,768
Malaysia	—	49,827	—	49,827
Mexico	71,633	—	—	71,633
Multinational	—	—	281,570	281,570
Netherlands	53,757	458,585	—	512,342
Norway	—	26,074	—	26,074
Peru	4,209	—	—	4,209
Philippines	—	14,619	—	14,619
Poland	—	22,352	—	22,352
Russia	135,203	17,995	—	153,198
Singapore	—	19,200	—	19,200
South Africa	—	154,048	—	154,048
South Korea	—	526,768	—	526,768
Spain	—	241,134	—	241,134
Sweden	—	239,717	—	239,717
Switzerland	—	950,900	—	950,900
Taiwan	546,372	303,371	—	849,743
Tanzania	—	7,268	—	7,268
Turkey	—	18,977	—	18,977
United Kingdom	9,062	884,452	—	893,514
United States	91,700	79,073	—	170,773
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Vietnam	$—	$9	$—	$9
Money Market Funds	5,151,999	—	—	5,151,999
Total Investments in Securities	7,709,662	11,339,369	281,570	19,330,601
Other Investments - Assets*
Swap Agreements	—	667	—	667
Other Investments - Liabilities*
Futures Contracts	(27,167)	—	—	(27,167)
Swap Agreements	—	(92,188)	—	(92,188)
	(27,167)	(92,188)	—	(119,355)
Total Other Investments	(27,167)	(91,521)	—	(118,688)
Total Investments	$7,682,495	$11,247,848	$281,570	$19,211,913

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31, 2021:
	Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/2021
Preferred Stocks	$320,343	$–	$(110,203)	$–	$(2,691)	$(14,564)	$–	$–	$192,885
Event-Linked Bonds	92,649	–	(2,667)	–	36	(1,333)	–	–	88,685
Total	$412,992	$–	$(112,870)	$–	$(2,655)	$(15,897)	$–	$–	$281,570
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Advantage International Fund